Securian Funds Trust

Supplement dated June 29, 2017 to the Prospectus of Securian Funds Trust dated May 1, 2017.

Effective June 1, 2017, Jeremy Gogos, Ph. D. will become an additional portfolio manager for the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund.

The text on page 12, under the caption “SFT Advantus Dynamic Managed Volatility Fund: Management,” is replaced by the following:

SFT Advantus Dynamic Managed Volatility Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	May 1, 2013
Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	May 1, 2013
Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017

The text on page 37, under the caption “SFT Advantus Managed Volatility Equity Fund: Management,” is replaced by the following:

SFT Advantus Managed Volatility Equity Fund: Management

The Fund is advised by Advantus Capital. The following individuals serve as the Fund’s primary portfolio managers:

Name and Title	Primary Manager Since
David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	November 18, 2015
Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	November 18, 2015
Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017

Please retain this supplement for future reference.

F89336 06-2017

The text relating to the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund starting on page 119, under the caption “Portfolio Managers,” is replaced by the following:

Portfolio Managers

Fund	Portfolio Manager and Title	Primary Portfolio Manager Since	Business Experience During Past Five Years
SFT Advantus Dynamic Managed Volatility	David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	May 1, 2013	Executive Vice President and Director since July 2007, Advantus Capital, and President, Securian Funds Trust since July 2011
	Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	May 1, 2013	Vice President and Portfolio Manager since 2012, previously Portfolio Manager since June 2012, Associate Portfolio Manager 2010-2012, and Quantitative Research Analyst 2005-2010, Advantus Capital
	Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017	Associate Portfolio Manager since June 2017, previously Quantitative Research Analyst since 2013, Advantus Capital
SFT Advantus Managed Volatility Equity	David M. Kuplic Executive Vice President and Portfolio Manager, Advantus Capital	November 18, 2015	Executive Vice President and Director since July 2007, Advantus Capital, and President, Securian Funds Trust since July 2011
	Craig M. Stapleton Vice President and Portfolio Manager, Advantus Capital	November 18, 2015	Vice President and Portfolio Manager since 2012, previously Portfolio Manager since June 2012, Associate Portfolio Manager 2010-2012, and Quantitative Research Analyst 2005-2010, Advantus Capital
	Jeremy Gogos, Ph. D. Associate Portfolio Manager, Advantus Capital	June 1, 2017	Associate Portfolio Manager since June 2017, previously Quantitative Research Analyst since 2013, Advantus Capital

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